Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 1,170	$ 1,322	$ 1,298
Net change due to acquisitions and divestments, Unrecognized tax benefits	(9)		16
Increase relating to prior year tax positions, Unrecognized tax benefits	32	26	240
Decrease relating to prior year tax positions, Unrecognized tax benefits	(233)	(98)	(42)
Increase relating to current year tax positions, Unrecognized tax benefits	131	80	98
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(82)	(31)	(175)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(80)	(71)	(72)
Exchange rate differences, Unrecognized tax benefits	14	(58)	(41)
Unrecognized tax benefits, balance at end of period	943	1,170	1,322
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	180	199	192
Net change due to acquisitions and divestments, penalties and interest	(1)		(6)
Increase relating to prior year tax positions, penalties and interest	44	36	58
Decrease relating to prior year tax positions, penalties and interest	(6)	(12)	(3)
Increase relating to current year tax positions, penalties and interest	7	4	7
Decrease due to settlements with tax authorities, penalties and interest	(13)	(14)	(20)
Decrease as a result of the applicable statute of limitations, penalties and interest	(19)	(23)	(22)
Exchange rate differences, penalties and interest	3	(10)	(7)
Ending balance of penalties and interest related to unrecognized tax benefits	195	180	199
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,350	1,521	1,490
Net change due to acquisitions and divestments	(10)		10
Increase relating to prior year tax positions	76	62	298
Decrease relating to prior year tax positions	(239)	(110)	(45)
Increase relating to current year tax positions	138	84	105
Decrease due to settlements with tax authorities	(95)	(45)	(195)
Decrease as a result of the applicable statute of limitations	(99)	(94)	(94)
Exchange rate differences	17	(68)	(48)
Balance at end, which would, if recognized, affect the effective tax rate	1,138	1,350	1,521
Unrecognized Tax Benefits [Line Items]
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	76	69	72
Expected resolution of unrecognized tax benefit related to pending court case	326
Africa [Member]
Unrecognized Tax Benefits [Line Items]
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement	14
Asia And Europe [Member]
Unrecognized Tax Benefits [Line Items]
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement		26
Europe [Member]
Unrecognized Tax Benefits [Line Items]
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement			240
Decrease relating to prior year tax positions, change of interpretation of tax law in Asia			42
Decrease related to prior year tax positions change tax risk assessments		$ 94	$ 33
Decrease due to settlements with tax authorities related to tax risk assessments	77
Asia [Member]
Unrecognized Tax Benefits [Line Items]
Decrease related to prior year tax positions change tax risk assessments	$ 206